Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Deficit (Details)	Dec. 31, 2011	Dec. 31, 2010
Convertible preferred stock, authorized	72,115,750	71,003,133
Convertible preferred stock, Shares issued and outstanding	56,899,560	56,899,560
Aldagen Inc [Member]
Convertible preferred stock, authorized	72,115,750	71,003,133
Convertible preferred stock, Shares issued and outstanding	56,899,560	56,899,560
Aldagen Inc [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	6,040,000	6,040,000
Convertible preferred stock, Shares issued and outstanding	6,000,000	6,000,000
Aldagen Inc [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	8,923,785	8,923,785
Convertible preferred stock, Shares issued and outstanding	8,519,926	8,519,926
Aldagen Inc [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	26,069,584	26,069,584
Convertible preferred stock, Shares issued and outstanding	24,742,979	24,742,979
Aldagen Inc [Member] | Series C-1 Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	31,082,381	31,082,381
Convertible preferred stock, Shares issued and outstanding	17,636,655	17,636,655